Line of Credit	6 Months Ended
Jun. 30, 2025
Line of Credit [Abstract]
LINE OF CREDIT

9. LINE OF CREDIT

On April 26, 2023, the Company entered into a three-year bank credit facility with BIDV, under which the Company can draw-down up to $90,000,000 by April 25, 2026. The interest rate for this credit facility was 9.5% per annum, subject to vary every six months. The interest rate was reduced to 8% since August 2023, and further reduced to 6.5% since March 2024 and to 6.3% since September 2024. As of June 30, 2025, the credit facility was collateralized by certain of the Company’s buildings and machinery (Note 6) and guaranteed by SinCo.

For the six months ended June 30, 2025 and 2024, the Company has drawn down loans of approximately $nil and $11.4 million for the long-term bank credit facility from BIDV, respectively. For the six months ended June 30, 2025 and 2024, the Company repaid loans of approximately $7.1 million and $nil for the long-term bank credit facility from BIDV, respectively.

As of June 30, 2025, the Company has drawn down loans of approximately $13.6 million from the long-term bank credit facility from BIDV and has unused line of credit of approximately $76.4 million. Each loan is repayable upon maturity of the bank credit facility. The borrowings were repayable before April 25, 2026, therefore the Company classified the loans as “Long-term borrowings, current portion” on the unaudited consolidated balance sheets as of June 30, 2025.

As of December 31, 2024, the Company has drawn down loans of approximately $21.0 million from the long-term bank credit facility from BIDV and has unused line of credit of approximately $69.0 million.

For the six months ended June 30, 2025, the Company recognized interest expenses of $560,132, all of which was charged to interest expenses in the unaudited condensed consolidated statements of income and comprehensive income. For the six months ended June 30, 2024, the Company recognized interest expenses of $532,514, among which $73,479 was capitalized in property and equipment.

Short-term bank credit facility

On January 31, 2024, the Company entered into a one-year revolving bank credit facility with BIDV, under which the Company can draw-down up to $100,000,000 by January 30, 2025 (“2024 Bank Credit Facility”). Each loan is repayable in five months. As of June 30, 2025, there were no outstanding loans under the 2024 Bank Credit Facility.

In March 2025, the Company entered a revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2026 (“2025 Bank Credit Facility”). Each loan is repayable in five months. As of June 30, 2025, the Company has drawn down loans of approximately $22.8 million from the short-term bank credit facility from BIDV and has unused line of credit of approximately $7.2 million.

Letter of credit

In April 2025, the Company issued a letter of credit of $5.0 million, as security deposit, to landlord of a solar module plant in Texas. The letter of credit was collateralized with bank deposits of $5.0 million.